Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s		Value of Initial $100 Investment Based on Total Stockholder Return		Net Income (in $000's)
(1)	(2)	(3)	(4)		(5)	(6)		(7)		(8)
2023	Tony Isaac	$817,709	$617,709	(a)	$349,346	$224,346	(b)	$40.88	(c)	$(7,812)
2022	Tony Isaac	$625,324	$625,324		$250,324	$250,324		$33.50	(d)	$10,992
2021	Tony Isaac	$550,324	$550,324		$149,363	$149,363		$83.64	(e)	$(16,887)

PEO Total Compensation Amount	$ 817,709	$ 625,324	$ 550,324
PEO Actually Paid Compensation Amount	$ 617,709	625,324	550,324
Adjustment To PEO Compensation, Footnote	Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of Mr. Isaac’s $200,000 in Stock Awards that were granted during fiscal 2023, but not received by Mr. Isaac until fiscal 2024.
Non-PEO NEO Average Total Compensation Amount	$ 349,346	250,324	149,363
Non-PEO NEO Average Compensation Actually Paid Amount	$ 224,346	250,324	149,363
Adjustment to Non-PEO NEO Compensation Footnote	For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to Stock Awards that were granted during fiscal 2023, but not received by Non-PEO NEOs until fiscal 2024. The Non-PEO NEO during 2023 was Virland A. Johnson.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 40.88	33.50	83.64
Net Income (Loss)	$ (7,812,000)	$ 10,992,000	$ (16,887,000)
PEO Name	Tony Isaac	Tony Isaac	Tony Isaac
Additional 402(v) Disclosure	Cumulative total stockholder return (TSR) for the period January 1, 2023 through December 31, 2022 was (66.5)%. An investment of $100.00 as of December 30, 2023 would resultingly have a value of $40.88 as of December 30, 2023.
(d)Cumulative total stockholder return (TSR) for the period January 1, 2022 through December 31, 2022 was (66.5)%. An investment of $100.00 as of January 1, 2022 would resultingly have a value of $33.50 as of December 31, 2022..
(e)Cumulative total stockholder return (TSR) for the period January 2, 2021 through January 1, 2022 was (16,36)%. An investment of $100.00 as of January 2, 2021 would resultingly have a value of $83.64 as of January 1, 2022.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (200,000)